Quarterly Report
March 31, 2025
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 9.0%
Boeing Co. (a)	302,938	$51,666,076
General Dynamics Corp.	173,569	47,311,438
Honeywell International, Inc.	188,435	39,901,111
Northrop Grumman Corp.	60,686	31,071,839
RTX Corp.	444,688	58,903,372
		$228,853,836
Alcoholic Beverages – 0.8%
Diageo PLC	800,334	$20,878,132
Brokerage & Asset Managers – 5.9%
Blackrock, Inc.	31,842	$30,137,816
Citigroup, Inc.	522,540	37,095,114
KKR & Co., Inc.	308,842	35,705,224
LPL Financial Holdings, Inc.	11,606	3,796,787
NASDAQ, Inc.	573,051	43,471,649
		$150,206,590
Business Services – 2.6%
Accenture PLC, “A”	135,980	$42,431,199
Equifax, Inc.	102,190	24,889,397
		$67,320,596
Computer Software - Systems – 0.2%
CDW Corp.	28,237	$4,525,262
Construction – 1.2%
CRH PLC	116,536	$10,251,672
Otis Worldwide Corp.	84,054	8,674,372
Sherwin-Williams Co.	31,636	11,046,975
		$29,973,019
Consumer Products – 2.5%
Kenvue, Inc.	1,196,276	$28,686,699
Kimberly-Clark Corp.	131,314	18,675,477
Reckitt Benckiser Group PLC	231,718	15,654,518
		$63,016,694
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	9,305	$9,191,758
Electronics – 5.2%
Analog Devices, Inc.	218,087	$43,981,605
KLA Corp.	39,976	27,175,685
NXP Semiconductors N.V.	142,228	27,031,854
Texas Instruments, Inc.	190,004	34,143,719
		$132,332,863
Energy - Independent – 3.0%
ConocoPhillips	523,787	$55,008,111
EOG Resources, Inc.	165,778	21,259,370
		$76,267,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.7%
Chevron Corp.	236,253	$39,522,764
Exxon Mobil Corp.	456,086	54,242,308
		$93,765,072
Food & Beverages – 3.7%
Mondelez International, Inc.	421,151	$28,575,095
Nestle S.A.	339,130	34,295,365
PepsiCo, Inc.	202,687	30,390,889
		$93,261,349
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	128,859	$30,694,214
Health Maintenance Organizations – 4.7%
Cigna Group	257,555	$84,735,595
Elevance Health, Inc.	77,719	33,804,656
		$118,540,251
Insurance – 12.9%
Aon PLC	134,373	$53,626,920
Chubb Ltd.	155,372	46,920,790
Marsh & McLennan Cos., Inc.	271,692	66,300,999
Progressive Corp.	403,868	114,298,683
Travelers Cos., Inc.	178,430	47,187,598
		$328,334,990
Machinery & Tools – 3.2%
Eaton Corp. PLC	82,122	$22,323,224
Illinois Tool Works, Inc.	98,297	24,378,639
PACCAR, Inc.	301,825	29,388,700
Trane Technologies PLC	19,023	6,409,229
		$82,499,792
Major Banks – 8.4%
JPMorgan Chase & Co.	422,910	$103,739,823
Morgan Stanley	444,281	51,834,264
PNC Financial Services Group, Inc.	235,078	41,319,660
Wells Fargo & Co.	235,325	16,893,982
		$213,787,729
Medical & Health Technology & Services – 3.2%
McKesson Corp.	120,820	$81,310,652
Medical Equipment – 1.7%
Abbott Laboratories	288,462	$38,264,484
Medtronic PLC	53,818	4,836,086
		$43,100,570
Other Banks & Diversified Financials – 2.1%
American Express Co.	198,966	$53,531,802
Pharmaceuticals – 6.1%
AbbVie, Inc.	197,110	$41,298,487
Johnson & Johnson	345,872	57,359,413
Merck & Co., Inc.	243,582	21,863,920
Pfizer, Inc.	1,403,307	35,559,799
		$156,081,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.2%
Canadian National Railway Co.	106,069	$10,337,485
Union Pacific Corp.	195,913	46,282,487
		$56,619,972
Real Estate - Storage – 1.9%
Prologis, Inc., REIT	352,131	$39,364,725
Public Storage, Inc., REIT	27,349	8,185,282
		$47,550,007
Specialty Chemicals – 1.2%
Corteva, Inc.	233,736	$14,709,007
DuPont de Nemours, Inc.	229,087	17,108,217
		$31,817,224
Specialty Stores – 2.7%
Lowe's Cos., Inc.	208,780	$48,693,759
Target Corp.	189,818	19,809,407
		$68,503,166
Utilities - Electric Power – 9.4%
American Electric Power Co., Inc.	110,862	$12,113,891
Dominion Energy, Inc.	769,708	43,157,527
Duke Energy Corp.	448,530	54,707,204
Exelon Corp.	453,878	20,914,698
PG&E Corp.	1,983,822	34,082,062
Southern Co.	532,666	48,978,639
Xcel Energy, Inc.	346,485	24,527,673
		$238,481,694
Total Common Stocks		$2,520,446,334
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	25,070,164	$25,072,671

Other Assets, Less Liabilities – (0.1)%		(3,436,051)
Net Assets – 100.0%		$2,542,082,954
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,072,671 and $2,520,446,334, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,439,280,834	$—	$—	$2,439,280,834
United Kingdom	15,654,518	20,878,132	—	36,532,650
Switzerland	—	34,295,365	—	34,295,365
Canada	10,337,485	—	—	10,337,485
Investment Companies	25,072,671	—	—	25,072,671
Total	$2,490,345,508	$55,173,497	$—	$2,545,519,005
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,567,969	$91,543,980	$76,038,525	$109	$(862)	$25,072,671
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$209,695	$—